Net income per ordinary share - Additional Information (Details) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per ordinary share	31,226	18,315,960